GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 150,626	$ 146,064
Finite-Lived Intangible Assets, Accumulated Amortization	71,335	62,115
Servicing Asset	27,217	23,791
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	41,750	41,750
Finite-Lived Intangible Assets, Accumulated Amortization	32,302	29,395
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	72,278	69,563
Finite-Lived Intangible Assets, Accumulated Amortization	26,822	20,553
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,381	10,960
Finite-Lived Intangible Assets, Accumulated Amortization	3,416	5,477
Servicing Contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 8,795	$ 6,690